Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net loss	$ (69,193)	$ (15,957)
Non-cash or non operating items
Depreciation	647	234
Sale of royalty	(6)	(31)
Interest accrued on loans payable	14
Interest income	(237)	(684)
Loss on revaluation of warrant liabilities	(7)
Non-refundable early option price installment		(48,097)
Share-based compensation	3,970	4,734
Unrealized exchange loss (gain)	125	(561)
Changes in working capital items
Amounts receivable and prepaid expenses	481	(123)
Trade and other payables	(158)	(3,496)
Payables to related parties	(380)	(121)
Net cash used in operating activities	(64,744)	(64,102)
Investing activities
Acquisition of plant and equipment		(20)
Proceeds from sale of royalty	6	31
Interest received on cash and cash equivalents	214	641
Net cash from investing activities	220	652
Financing activities
Proceeds from issuance of shares	57,811
Transaction costs in the issuance of shares	(5,326)
Proceeds from private placement of shares	8,061
Transaction costs for the private placement of shares	(150)
Proceeds from private placement of special warrants		8,175
Transaction costs for the private placement of special warrants	(2)	(232)
Proceeds from the exercise of share purchase options and warrants	791	2,656
Receipt of loans	2,317
Payments of principal portion of lease liabilities	(354)
Subscriptions received for private placement	699
Costs for private placement not completed at year end	(6)
Withholding taxes paid on equity-settled restricted share units	(9)	(7)
Net cash from financing activities	63,832	10,592
Net decrease in cash and cash equivalents	(692)	(52,858)
Effect of exchange rate fluctuations on cash and cash equivalents	(142)	572
Cash and cash equivalents - beginning balance	14,872	67,158
Cash and cash equivalents - ending balance	$ 14,038	$ 14,872